Description of Business, Organization, and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2019
Description Of Business Organization And Basis Of Presentation [Abstract]
Schedule of investment in significant subsidiaries

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect

Sincere Fame International Limited 诚名国际有限公司	British Virgin Islands October 6, 2006	USD	1,230,434.04	USD	1,230,434.04	100%	-	Investment Holding
China Financial Services Group Limited 泛华金融服务集团 有限公司	Hong Kong August 28, 2000	HKD	100,000,000	HKD	100,000,000	-	100%	Investment Holding
Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. 泛华创利信息技术 (深圳) 有限公司	the PRC December 21, 1999	HKD	400,000,000	HKD	400,000,000	-	100%	Investment Holding
Shenzhen Fanhua United Investment Group Co., Ltd. 深圳泛华联合投资集团 有限公司	the PRC August 9, 2006	RMB	250,000,000	RMB	250,000,000	-	100%	Investment Holding
Guangzhou Anyu Mortgage Consulting Co., Ltd. 广州安宇按揭咨询 有限公司	the PRC January 23, 2003	RMB	2,220,000	RMB	2,220,000	-	100%	Micro credit and mortgage agency services
Chongqing Fengjie Financial Advisory Co., Ltd. 重庆丰捷财务咨询 有限公司	the PRC June 13, 2010	RMB	500,000	RMB	500,000	-	100%	Financial consultancy
Guangzhou Chengze Information Technology Co., Ltd. 广州诚泽信息科技 有限公司	the PRC December 11, 2006	RMB	3,000,000	RMB	3,000,000	-	100%	Software development and maintenance

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect

Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. 重庆市两江新区泛华 小额贷款有限公司	the PRC December 26, 2011	USD	30,000,000	USD	30,000,000	-	100%	Micro credit and mortgage agency services
Shenzhen Fanhua Micro-credit Co., Ltd. 深圳泛华小额贷款 有限公司	the PRC March 15, 2012	RMB	300,000,000	RMB	300,000,000	-	100%	Micro credit and mortgage agency services
Shenzhen Fanhua Fund Management Services Co., Ltd. 深圳泛华基金 管理服务有限公司	the PRC June 8, 2012	RMB	5,000,000	RMB	5,000,000	-	100%	Company register service
Guangzhou Heze Information Technology Co., Ltd. 广州和泽信息科技 有限公司	the PRC September 16, 2010	RMB	20,000,000	RMB	20,000,000	-	100%	Software development and maintenance
Beijing Lianxin Chuanghui Information Technology Co., Ltd. 北京联鑫创辉 信息技术有限公司	the PRC February 2, 2012	HKD	10,000,000	HKD	10,000,000	-	100%	Software development and maintenance
Shenzhen Fanlian Investment Co., Ltd. 深圳泛联投资有限公司	the PRC November 26, 2012	RMB	30,000,000	RMB	30,000,000	-	100%	Investment Holding
Fanhua Financial Leasing (Shenzhen) Co., Ltd. 泛华融资租赁 (深圳) 有限公司	the PRC September 4, 2012	USD	10,000,000	USD	10,000,000	-	100%	Financial leasing
Shenzhen Fanhua Chengyu Finance Service Co., Ltd. 深圳泛华诚誉金融配套 服务有限公司	the PRC March 15, 2013	RMB	10,000,000	RMB	10,000,000	-	100%	Labour outsourcing services
Beijing Fanhua Qilin Capital Management Co., Ltd. 北京泛华麒麟资本管理 有限公司	the PRC December 26, 2016	RMB	100,000,000	RMB	10,000,000	-	96%	Asset Management

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect

Shijiazhuang Fanhua Financial Advisory Co., Ltd. 石家庄泛华财务咨询 有限公司	the PRC July 27, 2017	RMB	2,000,000		-	-	100%	Financial Consultancy
Taizhou Fanhua Financial Advisory Co., Ltd. 泰州泛华财务咨询服务 有限公司	the PRC September 28, 2017	RMB	500,000		-	-	100%	Financial Consultancy
Xuzhou Shenfanlian Enterprise Management Co., Ltd. 徐州深泛联企业管理 有限公司	the PRC December 7, 2017	RMB	10,000,000		-	-	100%	Enterprise Management
Zhenjiang Fanhua Business Service Advisory Co., Ltd. 镇江泛华商务服务咨询 有限公司	the PRC October 16, 2017	RMB	500,000		-	-	100%	Business Advisory
Nantong Shenfanlian Enterprise Management Co., Ltd. 南通深泛联企业管理 有限公司	the PRC September 8, 2017	RMB	5,000,000		-	-	100%	Enterprise Management
Jiaxing Fanhua Enterprise Management Advisory Co., Ltd. 嘉兴泛华企业管理咨询 有限公司	the PRC February 7, 2018	RMB	500,000		-	-	100%	Enterprise Management
Baoding Fanjie Financial Advisory Co., Ltd. 保定泛杰财务咨询 有限公司	the PRC February 9, 2018	RMB	500,000		-	-	100%	Financial Consultancy
Shenzhen Fancheng Business Operation Management Partnership (Limited Partnership) 深圳泛诚商业运营管理合伙企业(有限合伙)	the PRC June 22, 2018	RMB	500,000,000	RMB	36,210,000	-	100%	Enterprise Management
Fanxiaoxuan Cultural Media (Guangzhou) Co., Ltd. 泛小宣文化传媒 (广州) 有限公司	the PRC July 16, 2018	RMB	1,000,000		-	-	100%	Enterprise Management

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect

Guangzhou Fanze Information Technology Co., Ltd. 广州泛泽信息科技 有限公司	the PRC February 27, 2019	RMB	10,000,000	-	-	100%	Software development and maintenance
Langfang Fanhua Technology Co., Ltd. 廊坊市泛华科技 有限公司	the PRC September 9, 2019	RMB	200,000	-	-	100%	Software development and maintenance
Shenyang Fanhua Financial Advisory Co., Ltd. 沈阳市泛华财务咨询 有限公司	the PRC November 18, 2019	RMB	1,000,000	-	-	100%	Financial consultancy

Schedule of investments in the consolidated VIEs by the group
Name of structured funds	Place and date of incorporation/ establishment	Principal activities
Jinghua Structured Fund 5 菁华5号信托计划	the PRC December 19, 2014	Micro credit
Jinghua Structured Fund 6 菁华6号信托计划	the PRC September 9, 2014	Micro credit
Bohai Trust Shenfanlian Micro Finance Structured Fund 渤海信托深泛联小微金融集合资金信托计划	the PRC September 14, 2016	Micro credit
Bohai Huihe SME Structured Fund 渤海汇和中小微企业经营贷集合资金信托计划	the PRC September 29, 2017	Micro credit
Zhongyuan Wealth Anhui Structured Fund 1 中原财富-安惠1期	the PRC January 20, 2017	Micro credit
Zhongyuan Wealth Anhui Structured Fund 2 中原财富-安惠2期	the PRC August 18, 2017	Micro credit
Beijing Fanhua Micro-credit Company Limited 北京泛华小额贷款有限公司	the PRC August 10, 2012	Micro credit and mortgage agency services
No.27 Jinghua Structured Fund 菁华27号信托计划	the PRC May, 18, 2018	Micro credit
No.29 Jinghua Structured Fund 菁华29号信托计划	the PRC May, 16, 2018	Micro credit
Yuecai Loan Structured Arrangement 粤财网贷合作计划	the PRC July 6, 2018	Micro credit
Zhonghai Lanhai Structured Fund 1 中海信托蓝海1号集合资金信托计划	the PRC July 18, 2018	Micro credit
Bairui Hengyi No.613 Structured Fund 百瑞恒益613号集合资金信托计划	the PRC July 25, 2018	Micro credit
Bohai Trust No.1 Huiying Structured Fund 渤海惠盈1号集合资金信托计划	the PRC September 10, 2018	Micro credit
Bohai Trust No.2 Shenzhen Fanhua United Structured Fund 渤海信托-深泛联2号集合资金信托计划	the PRC November 28, 2018	Micro credit

Name of structured funds	Place and date of incorporation/ establishment	Principal activities
Everbright No.1 Business Acceleration Structured Fund 光大助业1号集合资金信托计划	the PRC November 29, 2018	Micro credit
Jinghua Structured Fund 1 外贸信托菁华1号集合资金信托计划	the PRC May 8, 2019	Micro credit
Zhonghai Lanhai Structured Fund 1-2 中海信托-蓝海1-2号集合资金信托计划	the PRC June 28, 2019	Micro credit
Zhonghai Lanhai Structured Fund 1-3 中海信托-蓝海1-3号集合资金信托计划	the PRC September 11, 2019	Micro credit
Hunan Structured Fund 2019-1 湖南信托2019-1集合资金信托计划	the PRC September 23, 2019	Micro credit
Hunan Structured Fund 2019-2 湖南信托2019-2集合资金信托计划	the PRC September 23, 2019	Micro credit
Shaanxi International Xinglong Structured Fund 1-1 陕国投·兴隆1-1号集合资金信托计划	the PRC November 6, 2019	Micro credit
Shaanxi International Xinglong Structured Fund 2-1 陕国投·兴隆2-1号集合资金信托计划	the PRC September 24, 2019	Micro credit
Bairui Hengyi No.711 Structured Fund 百瑞恒益711号集合资金信托计划	the PRC September 20, 2019	Micro credit
Zhonghai Lanhai Structured Fund 1-4 中海信托-蓝海1-4号集合资金信托计划	the PRC October 10, 2019	Micro credit
Zhongyuan Wealth Anhui Structured Fund 49 中原信托-安惠49期	the PRC October 24, 2019	Micro credit
Bairui Hengyi No.724 Structured Fund 百瑞恒益724号集合资金信托计划	the PRC November 11, 2019	Micro credit
Zhonghai Lanhai Structured Fund 1-5 中海信托-蓝海1-5号集合资金信托计划	the PRC November 19, 2019	Micro credit
Zhonghai Lanhai Structured Fund 1-6 中海信托-蓝海1-6号集合资金信托计划	the PRC December 20, 2019	Micro credit
No. 50 Jinghua Structured Fund 外贸信托菁华50号资管计划	the PRC April 26, 2019	Micro credit
No. 70 Jinghua Structured Fund 外贸信托菁华70号资管计划	the PRC December 25, 2019	Micro credit and idle funds management services

Schedule of financial statements of the consolidated variable interest entity

The table sets forth the assets and liabilities of the consolidated VIEs included in the Group's consolidated balance sheets:

	December 31,
	2018	2019
	RMB	RMB
Cash and cash equivalents	2,556,453,812	1,075,146,003
Loans principal, interest and financing service fee receivables	14,693,474,990	10,096,892,280
Available-for-sale investments	270,497,995	865,685,426
Deferred tax assets	216,380	167
Other assets	192,135,492	538,987,372

Total assets	17,712,778,669	12,576,711,248

Interest-bearing borrowings	12,552,191,338	7,090,260,790
Income taxes payable	956,881	642,912
Other liabilities	772,026,076	1,592,662,264

Total liabilities	13,325,174,295	8,683,565,966

The table sets forth the results of operations of the VIEs included in the Group's consolidated statements of comprehensive income:

	2017	2018	2019
	RMB	RMB	RMB
Revenues	3,247,097,840	4,030,796,059	2,939,040,096
Net income	1,074,500,910	910,293,862	663,949,174

The table sets forth the cash flows of the VIEs included in the Group's consolidated statements of cash flows:

	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by/ (used in) operating activities	3,858,370,455	367,720,114	(426,302,852)
Net cash (used in)/provided by investing activities	(8,905,181,155)	274,412,708	4,207,318,357
Net cash provided by/ (used in) financing activities	5,916,858,297	909,251,326	(5,262,323,314)